Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2018
Financial Information Of Parent Company [Abstract]
Schedule of parent company condensed balance sheets

	As of December 31,
	2018	2017
Assets
Current assets
Cash and cash equivalents	$3,956,817	$1,756,596
Advances to suppliers	26,533	23,932
Advances to suppliers and other receivable – subsidiaries	100,628,018	62,959,863
Loan receivable – related parties	-	39,281,806
Total current assets	104,611,368	104,022,197
Non-current assets
Investment (deficits) in subsidiary and VIEs	27,092,036	(33,987,720)
Total assets	$131,703,404	$70,034,477
Liabilities and shareholders’ equity
Current liabilities
Accruals and other liabilities	$982,501	$285,261
Amounts due to related parties	55,962	55,898
Total liabilities	1,038,463	341,159

Shareholders’ equity:
Series B Preferred shares ($0.00001 par value; 1,000,000,000 shares authorized; 29,426,129 shares issued and outstanding as of December 31, 2018 and 2017)	294	294
Series C-1 Preferred shares ($0.00001 par value; 1,000,000,000 shares authorized; 24,711,296 shares issued and outstanding as of December 31, 2018, and 2017, respectively)	247	247
Ordinary Shares ($0.00001 par value, authorized 3,000,000,000 shares; shares issued, 1,091,569,209 shares issued as of December 31, 2018 and 2017; 981,569,209 shares outstanding as of December 31, 2018 and 2017)	10,916	10,916
Additional paid-in capital	123,226,418	122,659,469
Retained earnings (accumulated deficit)	7,378,786	(52,906,185)
Accumulated other comprehensive income (loss)	48,280	(71,423)
Total shareholders’ equity	130,664,941	69,693,318
Total liabilities and shareholders’ equity	$131,703,404	$70,034,477

Schedule of parent company condensed statements of comprehensive loss
	For the years ended December 31,
	2018	2017	2016

General and administrative Expenses	$2,618,899	$4,254,823	$3,430,562
Total operating expenses	2,618,899	4,254,823	3,430,562

Interest income, net – related parties	1,811,694	2,092,219	1,802,979
Interest income (expense), net	12,421	6,108	(773,875)
Income/(loss) in equity method investment	61,079,755	38,144,127	(10,755,703)

Income (Loss) before income tax	60,284,971	35,987,631	(13,157,161)
Income tax expenses	-	-	-
Net income (loss) attributable to ordinary shareholders	60,284,971	$35,987,631	$(13,157,161)
Other comprehensive loss
Foreign currency translation adjustment	119,703	(960,658)	(722,122)
Total comprehensive income (loss)	$60,404,674	$35,026,974	$(13,879,283)

Schedule of parent company condensed statements of cash flows
	For the Years Ended December 31,
	2018	2017	2016
Cash flows from operating activities
Net income (loss)	$60,284,971	$35,987,631	$(13,157,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	566,949	3,431,852	2,622,264
(Income)/loss from equity method investment	(61,079,755)	(38,144,127)	10,755,703
Changes in operating assets and liabilities:
Advances to suppliers	(2,577)	(24,092)	1,896
Advances to suppliers and other receivable - other entities within the Group	4,907,455	44,645	(26,973,837)
Loan receivable – related parties	491,600	(2,092,218)	(1,802,879)
Accruals and other liabilities	698,053	273,042	73,578
Amounts due to related parties	-	-	(7,175)
Net cash used in operating activities	5,866,696	(523,267)	(28,487,611)

Cash flows from investing activities
Loans to related parties	(22,518,788)	-	(20,532,237)
Proceeds from related party loan	18,853,890	-
Net cash used in investing activities	(3,664,898)	-	(20,532,237)

Cash flows from financing activities
Proceeds from issue of preference shares, net of issuance cost	-	-	37,295,187
Proceeds from issue of ordinary shares	-	-	13,199,918
Net cash provided by financing activities	-	-	50,495,105

Net increase (decrease) in cash and cash equivalents	2,201,798	(523,267)	1,475,257
Cash and cash equivalents at the beginning of the year	1,756,596	2,105,796	-
Exchange (gains)/losses on cash and cash equivalents	(1,577)	174,067	630,539
Cash and cash equivalents at end of the year	$3,956,817	$1,756,596	$2,105,796
Supplemental Disclosure of Cash Flow Information
Cash paid for:
Interest	$-	$-	$-
Income taxes	$-	$-	$-
Noncash Investing and Financing Activities:
Preferred stock issued for a decrease in other liabilities	$-	$-	$4,654,609